Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 2,154,000	$ 3,014,000
Trade receivables, net	2,759,000	2,081,000
Other receivables, deposits and prepayments	1,425,000	1,104,000
Inventories	5,460,000	4,105,000
Income tax recoverable	2,436,000	1,903,000
Current assets of discontinued operations
Total current assets	14,234,000	12,207,000
Deferred income tax assets
Other intangible assets, net	4,590,000	3,990,000
Property, plant and equipment
Buildings	13,704,000	9,948,000
Construction-in-progress	2,616,000	5,264,000
Plant and machinery	21,565,000	21,377,000
Furniture, fixtures and equipment	3,521,000	3,260,000
Motor vehicles	444,000	449,000
Total property, plant and equipment	41,850,000	40,298,000
Less: accumulated depreciation and impairment	(33,551,000)	(33,327,000)
Property, plant and equipment, net	8,299,000	6,971,000
Non-current assets of discontinued operations
Total assets	27,123,000	23,168,000
Current liabilities
Bank overdrafts - secured	180,000
Notes payable	2,276,000	1,870,000
Accounts payable	7,793,000	5,032,000
Accrued charges and deposits	2,329,000	2,347,000
Income tax liabilities	7,000	44,000
Short-term bank loans	1,357,000
Current liabilities of discontinued operations
Total current liabilities	13,942,000	9,293,000
Income tax liabilities	2,595,000	2,595,000
Deferred income tax liabilities		2,000
Stockholders' equity
Common stock par value $0.003 per share - authorized shares - 23,333,334 - issued shares: 2012 and 2013- 5,577,639, - outstanding shares: 2012 and 2013 - 5,246,903	17,000	17,000
Additional paid-in capital	21,765,000	21,765,000
Treasury stock at cost: 2012 and 2013 - 330,736 shares	(1,462,000)	(1,462,000)
Accumulated deficit	(12,588,000)	(11,834,000)
Accumulated other comprehensive income	2,854,000	2,792,000
Total stockholders' equity	10,586,000	11,278,000
Total liabilities and stockholders' equity	$ 27,123,000	$ 23,168,000